Goodwill - Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	€ 15	[1],[2]	€ 144	[2],[3]	€ 97	[3]
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill	10,637		8,014		8,654
Acquisitions through business combinations, intangible assets and goodwill	2,095		189
Impairment loss recognised in profit or loss, goodwill	15
Decrease through classified as held for sale, intangible assets and goodwill	189		12
Increase (decrease) through net exchange differences, intangible assets and goodwill	732		(673)
Gross carrying amount [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill	11,793		9,094		10,182
Accumulated impairment [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill	1,156		1,080		€ 1,528
Impairment loss recognised in profit or loss, goodwill	€ 15		€ (144)

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.